Selected Quarterly Consolidated Financial Data (Unaudited) - Schedule of Condensed Consolidated Statements of Operations Data (Details) (10K) - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 883,522	$ 532,674	$ 607,847	$ 627,464	$ 463,474	$ 721,053	$ 352,081	$ 304,414	$ 325,070	$ 1,713,191	$ 1,249,346	$ 3,042,527	$ 2,326,664
Gross profit	210,405	147,569	236,993	225,566	207,305	393,700	184,557	146,763	107,208	499,973	424,159	827,962	832,228
Net loss	$ (1,289,126)	$ (1,419,391)	$ (1,456,049)	$ (1,309,500)	$ (1,014,679)	$ (669,376)	$ (1,412,612)	$ (688,060)	$ (831,018)	$ (2,190,944)	$ (2,324,179)	$ (5,199,619)	$ (3,601,066)
Net loss available per common share, basic and diluted		$ (0.57)	$ (0.92)	$ (1.38)	$ (1.34)	$ (0.87)	$ (1.85)	$ (0.91)	$ (1.10)